Debt and Other Financing Arrangements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014
Debt Instrument [Line Items]
Annual aggregate long-term debt maturities - 2015	$ 16,300,000
Annual aggregate long-term debt maturities - 2016	0
Annual aggregate long-term debt maturities - 2017	600,000,000
Annual aggregate long-term debt maturities - 2018	500,000,000
Annual aggregate long-term debt maturities - 2019	0
Annual aggregate long-term debt maturities - thereafter	3,261,000,000
Issuance of Commercial Papers	151,400,000
Net proceeds of issuance of notes		991,500,000
Notes issuance cost		8,500,000
Ratio funded debt to total capital	36.00%
Harris Steel [Member]
Debt Instrument [Line Items]
Credit facility availability	30,200,000
Credit facilities, amount outstanding	1,500,000	0
Nucor Trading S.A. [Member]
Debt Instrument [Line Items]
Credit facilities, amount outstanding	54,600,000	29,200,000
Additional line of credit facility guaranteed	38,500,000	29,100,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	1,500,000,000	1,500,000,000
Unsecured revolving credit facility, Expiration date	2018-08
Credit facility availability	500,000,000
Ratio on the limit of funded debt to capital on credit facility	60.00%
Credit facilities, amount outstanding	0	0
Letter of Credit [Member] | Nucor Trading S.A. [Member]
Debt Instrument [Line Items]
Credit facilities, amount outstanding	42,200,000
Scenario, Previously Reported [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unsecured revolving credit facility, Expiration date	2016-12
Commercial Paper [Member]
Debt Instrument [Line Items]
Weighted average interest rate	0.30%
Foreign Currency Loans [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	850,000,000
Letter of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	500,000,000
Revolving Loans For Nucor Subsidiaries [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	500,000,000
Four Percent Notes Due Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Notes issued		500,000,000
Notes interest rate		4.00%
Notes Maturity Date		2023
Five Point Two Zero Percent Notes Due Two Thousand Forty Three [Member]
Debt Instrument [Line Items]
Notes issued		500,000,000
Notes interest rate		5.20%
Notes Maturity Date		2043
Maximum [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Debt instrument maturity	90 days
Gallatin [Member]
Debt Instrument [Line Items]
Issuance of Commercial Papers			$ 300,000,000